Condensed Statements of Operations and Comprehensive Income (Loss), Unaudited (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Tax expense (benefit) portion of change in unrealized gains (losses)					$ (50)	$ 181	$ (53)
Tax Expense (Benefit), Portion of reclassification adjustment for (gains)					(14)
Tax on change in unrealized gains (losses)	$ 153	$ (10)	$ 295	$ (88)	$ (64)	$ 181	$ (53)